Cover	Aug. 07, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002132779
Document Type	S-6
Entity Registrant Name	FT 13105
Document Period End Date	Aug. 07, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average total return. To achieve this objective, the Trust will invest in the common stocks of companies which are selected by applying a unique specialized strategy. We cannot guarantee that the Trust will achieve its objective or that the Trust will make money once expenses are deducted. Under normal circumstances, the Trust will invest at least 80% of its assets in securities included in the Dow Jones Industrial Average as of the Initial Date of Deposit. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within each of the consumer discretionary and health care sectors.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Dow® Target 10 Strategy, referred to as the “Dogs of the Dow,” invests in stocks with high dividend yields.

The Dow® Target 10 Strategy stocks are determined as follows:

Step 1: We rank all 30 stocks contained in the Dow Jones Industrial Average (“DJIA®”) by their current indicated dividend yield as of the business day prior to the date of this prospectus.

Step 2: We then select an equally weighted portfolio of the 10 highest dividend-yielding stocks determined in Step 1 for The Dow® Target 10 Strategy.

Other Considerations.

Please note that we applied the strategy which makes up the portfolio for the Trust at a particular time. If we create additional Units of the Trust after the Initial Date of Deposit, we will deposit the Securities originally selected by applying the strategy on the Initial Date of Deposit. This is true even if a later application of the strategy would have resulted in the selection of different securities. In addition, companies which, based on publicly available information as of the date the Securities were selected, do not have a current indicated dividend yield or are the subject of an announced business combination which we expect will happen within 12 months of the date of this prospectus are not eligible for inclusion in the Trust’s portfolio. Companies whose removal from the Dow Jones Industrial Average has been announced (even if not yet effective) as of the date the Securities were selected are not eligible for inclusion in the Trust’s portfolio.

The Securities were selected as of the strategy’s selection date using closing market prices on such date or, if a particular market was not open for trading on such date, closing market prices on the day immediately prior to the strategy’s selection date in which such market was open. In addition, companies which, based on publicly available information on or before their respective selection date, are subject to any of the limited circumstances which warrant removal of a Security from the Trust as described under “Removing Securities from the Trust” are not eligible for inclusion in the Trust’s portfolio.

While not a part of the Trust’s portfolio selection process, the Trust also invests in large capitalization companies.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.

The Dow Jones Industrial Average is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by First Trust Advisors L.P. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); DJIA®, The Dow®, Dow Jones®, and Dow Jones Industrial Average are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust Advisors L.P. The Dow® Target 10 Portfolio, based on a strategy based on the Dow Jones Industrial Average, is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product. Please see the Information Supplement which sets forth certain additional disclaimers and limitations of liabilities on behalf of SPDJI.

The publishers of the DJIA® are not affiliated with us and have not participated in creating the Trust or selecting the Securities for the Trust. Except as noted herein, none of the index publishers have approved of any of the information in this prospectus.